Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Charters-out [Abstract]
July to December 2016	$ 123,892
2017	264,377
2018	190,109
2019	156,680
2020 to 2030	650,816
Minimum charter payments	$ 1,385,874